Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Liabilities [Abstract]
Government authorities	$ 10,348	$ 13,675
Accrued interest – Series B Debentures		1,167
Accrued expenses and other liabilities	24,277	19,022
Accrued expenses and other liabilities	$ 34,625	$ 33,864